Revenue (expenses) by nature	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Revenue (expenses) by nature
30	Revenue (expenses) by nature
The Company opted to present the consolidated statements of income by function. The table below shows the detailed revenue, costs and expenses by nature:

	12.31.2022	12.31.2021	12.31.2020
As presented in the statements of income:
Revenue	4,540.4	4,197.2	3,771.1
Cost of sales and services	(3,628.2)	(3,537.6)	(3,293.5)
Administrative	(184.9)	(153.2)	(143.4)
Selling	(274.4)	(226.4)	(194.0)
Expected credit (losses) reversals over financial assets and contract assets	(17.4)	13.0	(61.8)
Research	(110.0)	(43.0)	(29.8)
Other operating expense, net	(444.5)	(49.8)	(374.7)
Equity in associates	8.5	1.1	2.7

Operating profit before financial income	(110.5)	201.3	(323.4)

Revenue (expenses) by nature:
Revenue from sales of goods	3,821.6	3,490.1	3,194.5
Revenue from sales of services	784.2	742.3	620.9
Sales deductions and tax on revenue (i)	(65.4)	(35.2)	(44.3)
General manufacturing costs (ii)	(2,997.2)	(3,059.6)	(2,753.8)
Depreciation	(106.6)	(122.0)	(163.6)
Amortization	(103.7)	(86.6)	(128.5)
Personnel expenses	(669.3)	(493.6)	(441.8)
Selling expenses	(64.1)	(47.6)	(48.1)
Equity in associates	8.5	1.1	2.7
Research	(110.0)	(43.0)	(29.8)
Expected credit (losses) reversals over financial assets and contract assets	(17.4)	13.0	(61.8)
Services provided	(74.5)	(82.2)	(74.5)
Other operating expenses, net (Note 31)	(444.5)	(49.8)	(374.7)
Miscellaneous (iii)	(72.1)	(25.6)	(20.6)

Operating profit before financial income	(110.5)	201.3	(323.4)

(i)	Refers to sales taxes and other deductions.
(ii)	Refers to costs of materials, direct labor and general manufacturing expenses.
(iii)	Refers mainly to expenses with insurance, taxes and fees.